Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Firm ID	1124
Auditor Location	São Paulo, Brazil
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of JBS S.A. and subsidiaries (the Company) as of December 31, 2024 and 2023, the related consolidated statements of income or loss, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2024 and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with International Financial Reporting Standards (IFRS) Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).